CONTINGENT LIABILITIES AND PROVISIONS (Details) - USD ($)				12 Months Ended
	Feb. 20, 2019	Jan. 22, 2019	Aug. 03, 2018	Dec. 31, 2020
Disclosure of contingent liabilities
Settlement Provision				$ 716,251
Contingent liability for patent infringement action
Disclosure of contingent liabilities
Damages award recognized		$ 0
Contingent liability for settlement agreement with Upenn
Disclosure of contingent liabilities
Settlement Provision				$ 470,349
Total fees			$ 2,650,000
Period for payment of fees in installments			4 years
Contingent liability for settlement agreement with Upenn | Minimum
Disclosure of contingent liabilities
Royalty payment (as a percent)			1.00%
Contingent liability for settlement agreement with Upenn | Maximum
Disclosure of contingent liabilities
Royalty payment (as a percent)			1.50%
Contingent liability for settlement agreement with Endovalve
Disclosure of contingent liabilities
Total fees	$ 3,000,000
Period for payment of fees in installments	2 years 6 months
Royalty payment (as a percent)	1.30%